Condensed Consolidated Statements of Operations (Q1) - USD ($)		3 Months Ended							12 Months Ended
		Mar. 31, 2024		Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023		Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue		$ 770,500					$ 1,116,200		$ 4,131,100	$ 1,470,500
Cost of revenue		93,400					41,300		164,900	54,500
Gross profit		677,100					1,074,900		3,966,200	1,416,000
Cost of operating expenses
Research and development		33,158,600	[1]				2,812,100	[1]	9,715,700	13,633,100
Sales and marketing		1,070,400	[1]				256,100	[1]	1,279,600	625,900
General and administration		64,795,100	[1]				1,836,300	[1]	8,878,700	10,345,600
Depreciation		5,600	[1]				16,300	[1]	59,600	58,700
Total costs and operating expenses	[1]	99,029,700					4,920,800
Loss from operation costs		(98,352,600)					(3,845,900)		(15,967,400)	(23,247,300)
Interest expense		(2,817,600)					(2,024,300)		(39,429,100)	(2,038,700)
Interest income		28,800					0
Loss on the extinguishment of debt		(542,300)					0
Change in fair value of derivative liabilities		(225,916,000)					5,659,900		(2,791,600)	75,809,900
Income/(loss) from operations before income taxes		(327,599,700)					(210,300)		(58,188,100)	50,523,900
Income tax expense/(benefit)		0					0		1,100	200
Net profit/(loss)		$ (327,599,700)		$ (9,177,900)	$ (26,033,100)	$ (22,768,100)	$ (210,300)		$ (58,189,200)	$ 50,523,700
Profit/(loss) per Share attributable to common stockholders:
Basic (in dollars per share)		$ (3.61)					$ 0.00
Diluted (in dollars per share)	[2]	$ (3.61)					$ 0.00
Weighted Average Shares used to compute net profit/ loss per share attributable to common stockholders:
Basic (in shares)		90,743,994					87,500,000
Diluted (in shares)		90,743,994					87,500,000

[1]	Costs of operating expenses include stock based compensation expense as follows:
[2]	Loss per share attributable to common stockholders for diluted calculation is based on the Basic weighted shares as these are not dilutive. The Basic and diluted loss per share attributable to common stockholders are therefore the same.